Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (5,136)	$ (5,632)	$ (8,669)
Deferred tax provision for the period	1,177	889	2,350
Change in the statutory rate	0	(82)	81
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(236)	(591)	787
Cumulative translation effect	(320)	61	(163)
Remeasurements of the net defined benefit liability	24	173	(27)
Inflation adjustment	41	46	9
Balance at end of the period	$ (4,450)	$ (5,136)	$ (5,632)